Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]	NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION Other Payables and Accrued Expenses
	December 31,
	2019	2018

Payroll and related amounts	0	0
Accrued expenses	142	141
	142	141